Annual Total Returns [BarChart] - Ariel Global Fund - Investor Class	Feb. 01, 2021
Bar Chart Table:
2012	5.50%
2013	27.78%
2014	5.29%
2015	0.36%
2016	5.30%
2017	15.61%
2018	(6.03%)
2019	15.98%
2020	7.70%